JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	93.6%
Belgium	0.6%
Cenergy Holdings S.A.		44,143	$348,919
Brazil	8.4%
Adecoagro S.A.		12,577	139,605
Arcos Dorados Holdings, Inc. - Class A		48,237	612,128
C&A MODAS S.A.(a)		330,500	531,483
Cia Siderurgica Nacional S.A. - ADR		118,839	467,037
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes		28,200	139,076
Dexco S.A.(a)		304,900	506,877
Embraer S.A. - ADR(a)		26,621	491,157
Hapvida Participacoes e Investimentos S.A.(a)(b)		400,200	366,343
Locaweb Servicos de Internet S.A.(b)		223,100	276,289
Pagseguro Digital Ltd. - Class A(a)		13,565	169,156
Santos Brasil Participacoes S.A.		287,500	554,405
Ultrapar Participacoes S.A. - ADR		69,722	377,893
			4,631,449
Canada	2.8%
Capstone Copper Corp.(a)		117,015	569,599
Pan American Silver Corp.		49,403	806,751
Parex Resources, Inc.		8,768	165,097
			1,541,447
Chile	0.6%
Enel Chile S.A.		5,449,981	352,544
China	5.4%
Airtac International Group		17,300	569,329
EEKA Fashion Holdings Ltd.		146,000	265,132
Kingsemi Co. Ltd. - Class A		17,510	328,322
Proya Cosmetics Co. Ltd. - Class A		19,080	266,158
SooChow Securities Co. Ltd. - Class A		233,599	239,643
TAL Education Group - ADR(a)		50,643	639,621
Tongcheng Travel Holdings Ltd.(a)		208,400	385,387
ZJLD Group, Inc.(a)(b)		251,800	316,665
			3,010,257
Germany	0.6%
AIXTRON S.E.		5,497	234,605
Krones A.G.		1,031	127,248
			361,853
Greece	1.9%
JUMBO S.A.		9,979	276,730
Motor Oil Hellas Corinth Refineries S.A.		7,474	196,042
OPAP S.A.		33,401	566,738
			1,039,510
Hong Kong	0.7%
Sinotruk Hong Kong Ltd.		204,000	400,241

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Hungary	0.2%
Richter Gedeon Nyrt		4,325	$109,087
India	25.4%
Aster DM Healthcare Ltd.(a)(b)		93,077	458,373
Brigade Enterprises Ltd.		89,101	960,194
Computer Age Management Services Ltd.		8,637	275,197
Craftsman Automation Ltd.		5,101	331,403
CreditAccess Grameen Ltd.(a)		31,331	601,121
EPL Ltd.		174,148	422,532
Exide Industries Ltd.		207,015	790,731
Genus Power Infrastructures Ltd.		242,331	675,619
IRB Infrastructure Developers Ltd.		661,321	330,208
Jyothy Labs Ltd.		118,865	684,075
KPIT Technologies Ltd.		67,376	1,225,725
Lemon Tree Hotels Ltd.(a)(b)		363,196	523,099
Mrs Bectors Food Specialities Ltd.		35,072	471,202
Narayana Hrudayalaya Ltd.		49,672	717,469
One 97 Communications Ltd.(a)		48,780	372,502
PB Fintech Ltd.(a)		38,951	371,963
Phoenix Mills (The) Ltd.		41,930	1,131,041
PNC Infratech Ltd.		121,772	514,299
Shriram Finance Ltd.		21,354	526,910
Sobha Ltd.		50,645	599,910
Thermax Ltd.		10,915	404,195
VA Tech Wabag Ltd.(a)		66,757	503,643
Varun Beverages Ltd.		79,881	1,187,362
			14,078,773
Indonesia	3.8%
Ace Hardware Indonesia Tbk PT		10,854,600	507,587
Indosat Tbk PT		1,578,100	960,881
Jasa Marga Persero Tbk PT		1,971,400	623,545
			2,092,013
Malaysia	1.6%
Bermaz Auto Bhd.		409,000	210,063
Dayang Enterprise Holdings Bhd.		783,200	272,714
Gamuda Bhd.		409,600	409,154
			891,931
Mexico	2.9%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR(a)		35,438	332,409
Corp. Inmobiliaria Vesta S.A.B. de C.V.		138,800	551,162
Grupo Traxion S.A.B de C.V.(a)(b)		351,355	720,200
			1,603,771
Netherlands	0.3%
AMG Critical Materials N.V.		7,321	184,432

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Philippines	1.4%
Century Pacific Food, Inc.		916,800	$512,415
GT Capital Holdings, Inc.		25,800	274,889
			787,304
Poland	0.3%
Bank Polska Kasa Opieki S.A.		5,068	195,842
Russia	0.0%
Ozon Holdings PLC - ADR(a)**		7,516	—
Saudi Arabia	2.2%
AlKhorayef Water & Power Technologies Co.(a)		5,939	307,301
Saudi Ground Services Co.(a)		60,278	578,167
United Electronics Co.		13,994	328,684
			1,214,152
Singapore	0.8%
Yangzijiang Shipbuilding Holdings Ltd.		384,300	433,875
South Africa	0.7%
Aspen Pharmacare Holdings Ltd.		34,633	385,284
South Korea	8.4%
Classys, Inc.		13,564	395,746
Cosmax, Inc.		3,229	316,202
Eo Technics Co. Ltd.		3,944	465,119
Eugene Technology Co. Ltd.		21,727	683,896
Han Kuk Carbon Co. Ltd.		31,702	285,783
HPSP Co. Ltd.		19,716	665,815
Hyundai Autoever Corp.		3,148	514,505
Jeisys Medical, Inc.		42,103	341,712
NH Investment & Securities Co. Ltd.		36,157	289,184
Park Systems Corp.		2,118	284,177
WONIK IPS Co. Ltd.		16,816	440,809
			4,682,948
Switzerland	0.6%
Avolta A.G.(a)		8,281	325,706
Taiwan	18.4%
Alchip Technologies Ltd.		6,243	666,194
Arcadyan Technology Corp.		140,000	777,765
Asia Vital Components Co. Ltd.		55,000	603,037
ASPEED Technology, Inc.		4,570	464,587
E Ink Holdings, Inc.		57,000	365,879
Elan Microelectronics Corp.		114,000	603,607
Elite Material Co. Ltd.		44,000	547,661
Ennoconn Corp.		50,000	436,617
Global Unichip Corp.		10,200	578,290
Gold Circuit Electronics Ltd.		83,000	589,563
Hu Lane Associate, Inc.		73,000	378,195
Ingentec Corp.		69,659	436,922

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Kaori Heat Treatment Co. Ltd.		22,000	$159,854
King Yuan Electronics Co. Ltd.		264,000	730,311
M31 Technology Corp.		16,200	559,522
Makalot Industrial Co. Ltd.		50,000	577,540
Sercomm Corp.		120,000	525,896
Visual Photonics Epitaxy Co. Ltd.		146,000	763,526
Voltronic Power Technology Corp.		7,550	420,667
			10,185,633
Thailand	1.1%
Fabrinet(a)		1,833	348,875
Ichitan Group PCL - NVDR		536,600	246,377
			595,252
Turkey	1.3%
Haci Omer Sabanci Holding A.S.		111,851	229,443
MLP Saglik Hizmetleri A.S.(a)(b)		92,665	468,533
			697,976
United Arab Emirates	1.6%
Burjeel Holdings PLC		785,369	665,032
Emaar Development PJSC		103,515	201,520
			866,552
United Kingdom	0.8%
Anglogold Ashanti PLC		13,252	256,028
Hikma Pharmaceuticals PLC		7,560	172,394
			428,422
United States	0.8%
Globant S.A.(a)		677	161,112
Laureate Education, Inc.		20,466	280,589
			441,701
TOTAL COMMON STOCKS (Cost $43,130,372)			51,886,874
EXCHANGE TRADED FUNDS	0.5%
iShares MSCI India ETF		5,912	288,565
TOTAL EXCHANGE TRADED FUNDS (Cost $260,607)			288,565
EQUITY-LINKED SECURITIES	2.7%
India	2.7%
CIE Automotive India Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 4/27/28(a)		50,393	285,049
Federal Bank Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 10/25/27(a)		327,017	613,645
Shriram Transport Finance Co. Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/30/24(a)		11,174	275,718
VA Tech Wabag Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 7/30/26(a)		46,061	347,504
			1,521,916
TOTAL EQUITY-LINKED SECURITIES (Cost $1,200,097)			1,521,916

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	1.7%
Brazil	1.1%
Marcopolo S.A., 1.54%(c)		424,600	$617,266
Colombia	0.6%
Bancolombia S.A. - ADR, 10.99%(c)		10,328	317,793
TOTAL PREFERRED STOCKS (Cost $723,959)			935,059

SHORT-TERM INVESTMENTS	2.0%
Northern Institutional Treasury Portfolio (Premier Class), 5.22%(d)		1,084,804	1,084,804
TOTAL SHORT-TERM INVESTMENTS (Cost $1,084,804)			1,084,804
TOTAL INVESTMENTS (Cost $46,399,839)	100.5%		55,717,218
NET OTHER ASSETS (LIABILITIES)	(0.5%)		(296,397)
NET ASSETS	100.0%		$55,420,821

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(c)Current yield is disclosed. Dividends are calculated based on a percentage of issuer's net income.
(d)7-day current yield as of December 31, 2023 is disclosed.
**Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.

Abbreviations:
ADR – American Depositary Receipt
NVDR – Non-Voting Depositary Receipt
At December 31, 2023 the industry sectors (excluding short-term investments) for the JOHCM Emerging Markets Discovery Fund were:
Sector Allocation	% of Net Assets
Communication Services	1.8%
Consumer Discretionary	13.7
Consumer Staples	7.6
Energy	1.9
Financials	7.0
Health Care	7.4
Industrials	15.9
Information Technology	26.1
Materials	7.1
Real Estate	6.2
Utilities	3.8
Total	98.5%

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	93.8%
Brazil	6.1%
Ambev S.A. - ADR(a)		11,211,221	$31,391,419
Arcos Dorados Holdings, Inc. - Class A		590,273	7,490,565
B3 S.A. - Brasil Bolsa Balcao		828,337	2,478,360
Suzano S.A. - ADR(a)		262,873	2,986,237
Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.		5,813,618	12,041,587
			56,388,168
Canada	2.8%
Barrick Gold Corp.		1,450,382	26,237,410
China	21.8%
China Oilfield Services Ltd. - Class H		12,074,384	12,339,577
China Resources Land Ltd.		5,142,000	18,438,368
ENN Energy Holdings Ltd.		1,895,276	13,956,377
Imeik Technology Development Co. Ltd. - Class A		228,400	9,434,223
Meituan - Class B(a)(b)		1,188,854	12,469,379
Proya Cosmetics Co. Ltd. - Class A		1,198,883	16,723,944
Tencent Holdings Ltd.		1,541,050	57,943,559
TravelSky Technology Ltd. - Class H		4,998,922	8,642,562
Trip.com Group Ltd.(a)		649,230	23,080,777
Tsingtao Brewery Co. Ltd. - Class H		3,388,389	22,738,245
Xinyi Solar Holdings Ltd.		11,171,325	6,523,819
			202,290,830
Hong Kong	2.6%
Hong Kong Exchanges & Clearing Ltd.		706,463	24,246,921
India	17.5%
HDFC Bank Ltd. - ADR		436,706	29,307,340
ICICI Bank Ltd. - ADR		417,851	9,961,568
Larsen & Toubro Ltd.		1,046,943	44,361,911
Mahindra & Mahindra Ltd.		1,185,555	24,638,943
Reliance Industries Ltd.		263,853	8,196,323
State Bank of India		4,381,810	33,808,609
UltraTech Cement Ltd.		93,855	11,846,164
			162,120,858
Indonesia	9.0%
Astra International Tbk PT		34,765,998	12,757,543
Bank Mandiri Persero Tbk PT		70,953,103	27,879,865
Bank Rakyat Indonesia Persero Tbk PT		75,867,254	28,209,393
Mitra Adiperkasa Tbk PT		121,568,409	14,133,107
			82,979,908
Jersey	0.3%
Centamin PLC		2,197,203	2,792,263
Mexico	10.1%
Becle S.A.B. de C.V.		2,928,708	5,738,067
Bolsa Mexicana de Valores S.A.B. de C.V.		2,581,079	5,341,212

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Cemex S.A.B. de C.V. - ADR(a)		3,821,475	$29,616,431
Grupo Financiero Banorte S.A.B. de C.V., Series O		3,095,149	31,124,648
Megacable Holdings S.A.B. de C.V. - CPO		764,169	1,706,453
Wal-Mart de Mexico S.A.B. de C.V.		4,845,946	20,424,260
			93,951,071
Russia	0.0%
Gazprom PJSC - ADR(a)**		306,786	—
Globaltrans Investment PLC - REG - GDR(a)**		757,185	—
			—
South Africa	3.7%
FirstRand Ltd.		8,569,833	34,438,618
South Korea	5.8%
Samsung Electronics Co. Ltd.		453,428	27,521,648
Samsung Electronics Co. Ltd. - REG - GDR		6,669	9,990,162
SK Hynix, Inc.		50,709	5,534,277
SK Square Co. Ltd.(a)		263,399	10,704,662
			53,750,749
Taiwan	9.7%
President Chain Store Corp.		369,927	3,248,410
Taiwan Semiconductor Manufacturing Co. Ltd.		1,146,816	22,158,710
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		432,614	44,991,856
Yuanta Financial Holding Co. Ltd.		22,011,360	19,794,840
			90,193,816
United Arab Emirates	4.4%
Aldar Properties PJSC		5,281,841	7,693,921
Emaar Properties PJSC		13,684,890	29,510,402
Fertiglobe PLC		4,365,837	3,530,471
			40,734,794
TOTAL COMMON STOCKS (Cost $812,413,375)			870,125,406
PREFERRED STOCKS	4.9%
Brazil	4.9%
Azul S.A. - ADR(a)		1,013,064	9,816,590
Itau Unibanco Holding S.A. - ADR(a)		5,031,578	34,969,467
			44,786,057
TOTAL PREFERRED STOCKS (Cost $40,235,796)			44,786,057

SHORT-TERM INVESTMENTS	1.5%
Northern Institutional Treasury Portfolio (Premier Class), 5.22%(c)		14,142,806	14,142,806
TOTAL SHORT-TERM INVESTMENTS (Cost $14,142,806)			14,142,806
TOTAL INVESTMENTS (Cost $866,791,977)	100.2%		929,054,269
NET OTHER ASSETS (LIABILITIES)	(0.2%)		(1,529,961)
NET ASSETS	100.0%		$927,524,308

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(c)7-day current yield as of December 31, 2023 is disclosed.
**Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.

Abbreviations:
ADR – American Depositary Receipt
CPO – Certificados de Partcipatión Ordinario
GDR – Global Depositary Receipt
REG – Registered
At December 31, 2023 the industry sectors (excluding short-term investments) for the JOHCM Emerging Markets Opportunities Fund were:
Sector Allocation	% of Net Assets
Communication Services	6.5%
Consumer Discretionary	9.6
Consumer Staples	10.8
Energy	2.2
Financials	30.4
Health Care	1.0
Industrials	9.7
Information Technology	12.7
Materials	8.3
Real Estate	6.0
Utilities	1.5
Total	98.7%

JOHCM FUNDS TRUST
JOHCM GLOBAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.9%
Australia	2.6%
Fortescue Metals Group Ltd.		76,070	$1,504,336
Brazil	5.0%
B3 S.A. - Brasil Bolsa Balcao		488,919	1,462,831
NU Holdings Ltd. - Class A(a)		178,010	1,482,824
			2,945,655
Denmark	5.0%
Novo Nordisk A/S - Class B		14,272	1,475,452
Zealand Pharma A/S(a)		26,773	1,479,657
			2,955,109
France	2.5%
Danone S.A.		22,418	1,452,233
Indonesia	2.5%
Bank Mandiri Persero Tbk PT		3,759,609	1,477,277
Ireland	7.4%
Accenture PLC - Class A		4,171	1,463,645
CRH PLC		21,355	1,476,912
Linde PLC		3,531	1,450,217
			4,390,774
Japan	5.1%
Daifuku Co. Ltd.		75,497	1,527,342
Sony Group Corp.		15,686	1,491,839
			3,019,181
South Korea	3.5%
HPSP Co. Ltd.		17,824	601,922
SK Hynix, Inc.		13,519	1,475,436
			2,077,358
Taiwan	2.6%
AP Memory Technology Corp.		98,484	1,504,993
United Kingdom	2.6%
Compass Group PLC		55,187	1,509,585
United States	58.1%
Adobe, Inc.(a)		2,405	1,434,823
Alphabet, Inc. - Class A(a)		11,635	1,625,293
Amazon.com, Inc.(a)		9,784	1,486,581
Ares Management Corp. - Class A		11,719	1,393,623
Broadcom, Inc.		1,302	1,453,358
Chart Industries, Inc.(a)		8,340	1,136,992
Dynatrace, Inc.(a)		27,038	1,478,708
Elevance Health, Inc.		2,923	1,378,370
Eli Lilly & Co.		2,586	1,507,431
Globant S.A.(a)		5,748	1,367,909
GXO Logistics, Inc.(a)		21,759	1,330,780
Intercontinental Exchange, Inc.		11,548	1,483,110

JOHCM FUNDS TRUST
JOHCM GLOBAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Intuit, Inc.		2,344	$1,465,070
MercadoLibre, Inc.(a)		926	1,455,246
Microsoft Corp.		5,163	1,941,495
PTC, Inc.(a)		8,378	1,465,815
Regeneron Pharmaceuticals, Inc.(a)		1,707	1,499,241
Roper Technologies, Inc.		2,707	1,475,775
S&P Global, Inc.		3,372	1,485,434
Synopsys, Inc.(a)		1,349	694,614
Tenaris S.A. - ADR		41,246	1,433,711
TPG, Inc.		33,076	1,427,891
UnitedHealth Group, Inc.		2,598	1,367,769
Vertex Pharmaceuticals, Inc.(a)		3,617	1,471,721
			34,260,760
TOTAL COMMON STOCKS (Cost $43,383,027)			57,097,261

SHORT-TERM INVESTMENTS	1.5%
Northern Institutional Treasury Portfolio (Premier Class), 5.22%(b)		895,723	895,723
TOTAL SHORT-TERM INVESTMENTS (Cost $895,723)			895,723
TOTAL INVESTMENTS (Cost $44,278,750)	98.4%		57,992,984
NET OTHER ASSETS (LIABILITIES)	1.6%		957,091
NET ASSETS	100.0%		$58,950,075

(a)Non-income producing security.
(b)7-day current yield as of December 31, 2023 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
At December 31, 2023 the industry sectors (excluding short-term investments) for the JOHCM Global Select Fund were:
Sector Allocation	% of Net Assets
Communication Services	2.8%
Consumer Discretionary	10.1
Consumer Staples	2.5
Energy	2.4
Financials	17.3
Health Care	17.2
Industrials	6.8
Information Technology	30.3
Materials	7.5
Total	96.9%

JOHCM FUNDS TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.9%
Canada	7.9%
Alimentation Couche-Tard, Inc.		4,277	$251,865
Cameco Corp.		4,354	187,724
Intact Financial Corp.		1,364	209,853
			649,442
Finland	3.5%
Kone OYJ - Class B		2,728	136,003
Wartsila OYJ Abp		10,875	157,571
			293,574
France	15.2%
Sanofi S.A.		2,992	296,479
Publicis Groupe S.A.		2,514	233,128
Schneider Electric S.E.		850	170,574
Thales S.A.		2,187	323,401
TotalEnergies S.E.		3,422	232,707
			1,256,289
Germany	13.5%
Continental A.G.		2,407	204,393
Deutsche Boerse A.G.		1,632	336,007
Infineon Technologies A.G.		5,797	241,905
Merck KGaA		2,113	336,134
			1,118,439
Ireland	4.0%
CRH PLC		4,808	331,553
Japan	17.8%
SoftBank Corp.		10,000	124,787
Daifuku Co. Ltd.		10,938	221,281
Ebara Corp.		3,200	189,458
KDDI Corp.		4,037	128,439
Komatsu Ltd.		9,785	255,937
Nitori Holdings Co. Ltd.		2,056	275,300
Pan Pacific International Holdings Corp.		5,400	128,834
Tokio Marine Holdings, Inc.		5,806	145,315
			1,469,351
Netherlands	4.9%
Heineken Holding N.V.		3,369	284,891
SBM Offshore N.V.		8,791	120,825
			405,716
Singapore	2.5%
DBS Group Holdings Ltd.		8,065	204,169
Spain	1.4%
Bankinter S.A.		17,486	111,884

JOHCM FUNDS TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sweden	4.8%
Sandvik AB		8,811	$190,529
Svenska Handelsbanken AB - Class A		19,031	206,517
			397,046
Switzerland	4.9%
Cie Financiere Richemont S.A. - Class A - REG		1,023	140,791
Roche Holding A.G.		916	266,289
			407,080
United Kingdom	15.7%
B&M European Value Retail S.A.		31,499	224,921
Beazley PLC		23,320	155,164
Compass Group PLC		12,409	339,436
Diageo PLC		3,343	121,699
Rio Tinto PLC		1,846	137,462
Shell PLC		9,834	322,335
			1,301,017
United States	2.8%
Philip Morris International, Inc.		2,421	227,768
TOTAL COMMON STOCKS (Cost $7,573,428)			8,173,328

SHORT-TERM INVESTMENTS	0.5%
Northern Institutional Treasury Portfolio (Premier Class), 5.22%(a)		40,540	40,540
TOTAL SHORT-TERM INVESTMENTS (Cost $40,540)			40,540
TOTAL INVESTMENTS (Cost $7,613,968)	99.4%		8,213,868
NET OTHER ASSETS (LIABILITIES)	0.6%		45,919
NET ASSETS	100.0%		$8,259,787

(a)7-day current yield as of December 31, 2023 is disclosed.

Abbreviations:
REG – Registered
At December 31, 2023 the industry sectors (excluding short-term investments) for the JOHCM International Opportunities Fund were:
Sector Allocation	% of Net Assets
Communication Services	5.8%
Consumer Discretionary	15.9
Consumer Staples	10.8
Energy	10.5
Financials	16.6
Health Care	10.9
Industrials	19.9
Information Technology	2.9
Materials	5.6
Total	98.9%

JOHCM FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.1%
Australia	2.4%
Fortescue Metals Group Ltd.		6,622,287	$130,960,230
Brazil	2.6%
B3 S.A. - Brasil Bolsa Balcao		47,340,260	141,640,659
Denmark	2.6%
Novo Nordisk A/S - Class B		1,423,802	147,193,889
France	6.9%
Air Liquide S.A.(a)		618,444	120,242,632
Danone S.A.		1,841,069	119,264,059
Schneider Electric S.E.		708,610	142,201,047
			381,707,738
Germany	4.9%
AIXTRON S.E.		3,060,730	130,628,003
Deutsche Boerse A.G.		688,845	141,824,011
			272,452,014
Indonesia	2.3%
Bank Rakyat Indonesia Persero Tbk PT		341,441,281	126,956,637
Ireland	6.8%
Accenture PLC - Class A		371,435	130,340,256
CRH PLC		1,803,778	124,385,956
Linde PLC		304,570	125,089,945
			379,816,157
Japan	25.5%
Advantest Corp.		3,701,388	125,925,945
Chugai Pharmaceutical Co. Ltd.		3,393,642	128,573,302
Daifuku Co. Ltd.		6,333,279	128,125,378
Disco Corp.		527,481	130,860,180
Hitachi Ltd.		1,744,909	125,856,202
Japan Exchange Group, Inc.		6,458,932	136,645,349
Komatsu Ltd.		4,855,652	127,004,571
ORIX Corp.		6,883,983	129,672,758
Recruit Holdings Co. Ltd.		3,221,000	136,218,603
Sony Group Corp.		1,331,685	126,651,744
Tokyo Electron Ltd.		696,183	124,695,756
			1,420,229,788
Jersey	2.5%
Ferguson PLC		718,641	138,180,991
Netherlands	2.2%
BE Semiconductor Industries N.V.		827,999	124,724,787
South Korea	2.3%
SK Hynix, Inc.		1,190,946	129,977,422
Sweden	2.3%
EQT AB		4,520,378	127,731,642

JOHCM FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Switzerland	9.3%
Alcon, Inc.		1,586,438	$123,814,030
Novartis A.G. - REG		1,256,184	126,760,997
Partners Group Holding A.G.		87,966	126,868,507
Sandoz Group A.G.(a)		4,310,761	138,694,718
			516,138,252
United Kingdom	15.8%
Ashtead Group PLC		1,845,434	128,481,681
AstraZeneca PLC		933,795	126,167,764
B&M European Value Retail S.A.		17,392,677	124,193,977
Compass Group PLC		4,858,385	132,896,225
GSK PLC		6,443,893	119,115,210
London Stock Exchange Group PLC		1,053,277	124,508,984
Rio Tinto PLC		1,679,286	125,048,135
			880,411,976
United States	6.7%
Globant S.A.(a)		578,585	137,691,658
MercadoLibre, Inc.(a)		73,104	114,885,860
Tenaris S.A.		6,943,855	120,695,958
			373,273,476
TOTAL COMMON STOCKS (Cost $4,354,274,076)			5,291,395,658
PREFERRED STOCKS	2.4%
Brazil	2.4%
Itau Unibanco Holding S.A. - ADR(a)		19,331,732	134,355,537
TOTAL PREFERRED STOCKS (Cost $95,280,060)			134,355,537

SHORT-TERM INVESTMENTS	2.3%
Northern Institutional Treasury Portfolio (Premier Class), 5.22%(b)		127,593,524	127,593,524
TOTAL SHORT-TERM INVESTMENTS (Cost $127,593,524)			127,593,524
TOTAL INVESTMENTS (Cost $4,577,147,660)	99.8%		5,553,344,719
NET OTHER ASSETS (LIABILITIES)	0.2%		11,706,110
NET ASSETS	100.0%		$5,565,050,829

(a)Non-income producing security.
(b)7-day current yield as of December 31, 2023 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered

JOHCM FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

At December 31, 2023 the industry sectors (excluding short-term investments) for the JOHCM International Select Fund were:
Sector Allocation	% of Net Assets
Consumer Discretionary	8.9%
Consumer Staples	2.1
Energy	2.2
Financials	21.5
Health Care	16.3
Industrials	16.7
Information Technology	18.4
Materials	11.4
Total	97.5%

JOHCM FUNDS TRUST
REGNAN GLOBAL EQUITY IMPACT SOLUTIONS
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
CLOSED-END FUNDS	0.9%
Guernsey	0.9%
Syncona Ltd.(a)		44,157	$69,456
TOTAL CLOSED-END FUNDS (Cost $109,005)			69,456
COMMON STOCKS	97.9%
Austria	0.8%
Lenzing A.G.(a)		1,563	61,341
Belgium	1.0%
Umicore S.A.		2,783	76,500
Brazil	9.9%
Afya Ltd. - Class A(a)		16,152	354,213
YDUQS Participacoes S.A.		87,411	403,078
			757,291
Canada	3.9%
ATS Corp.(a)		6,834	294,547
Denmark	6.2%
Novo Nordisk A/S - Class B		2,710	280,162
Orsted A/S(b)		3,449	191,177
			471,339
France	5.0%
Hoffmann Green Cement Technologies S.A.S.(a)		1,699	15,005
Sartorius Stedim Biotech		945	249,854
Valeo S.E.		7,335	112,676
			377,535
Germany	8.3%
AIXTRON S.E.		9,347	398,918
Carl Zeiss Meditec A.G. - Bearer		1,409	153,742
Duerr A.G.		3,394	80,107
			632,767
Indonesia	4.6%
Bank Rakyat Indonesia Persero Tbk PT		933,211	346,992
Italy	3.8%
Stevanato Group S.p.A.		10,527	287,282
Japan	5.2%
Horiba Ltd.		5,091	398,253
Netherlands	5.6%
Alfen N.V.(a)(b)		1,885	125,439
QIAGEN N.V.(a)		6,986	303,861
			429,300
Norway	1.4%
TOMRA Systems ASA		8,600	104,496
Spain	1.8%
Befesa S.A.(b)		3,477	135,113
Sweden	5.5%
Munters Group AB(b)		26,054	422,348

JOHCM FUNDS TRUST
REGNAN GLOBAL EQUITY IMPACT SOLUTIONS
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Switzerland	4.3%
Kardex Holding A.G. - REG		516	$133,747
Lonza Group A.G. - REG		462	194,292
			328,039
United Kingdom	3.7%
Autolus Therapeutics PLC - ADR(a)		43,079	277,429
Ilika PLC(a)		9,423	4,324
			281,753
United States	26.9%
Agilent Technologies, Inc.		2,146	298,358
ANSYS, Inc.(a)		993	360,340
Ecolab, Inc.		1,822	361,394
Hannon Armstrong Sustainable Infrastructure Capital, Inc.		11,415	314,826
PTC, Inc.(a)		1,993	348,695
Xylem, Inc.		3,191	364,923
			2,048,536
TOTAL COMMON STOCKS (Cost $6,008,377)			7,453,432

SHORT-TERM INVESTMENTS	1.1%
Northern Institutional Treasury Portfolio (Premier Class), 5.22%(c)		80,925	80,925
TOTAL SHORT-TERM INVESTMENTS (Cost $80,925)			80,925
TOTAL INVESTMENTS (Cost $6,198,307)	99.9%		7,603,813
NET OTHER ASSETS (LIABILITIES)	0.1%		8,332
NET ASSETS	100.0%		$7,612,145

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(c)7-day current yield as of December 31, 2023 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
At December 31, 2023 the industry sectors (excluding short-term investments) for the Regnan Global Equity Impact Solutions were:
Sector Allocation	% of Net Assets
Consumer Discretionary	11.4%
Financials	9.6
Health Care	26.8
Industrials	22.0
Information Technology	19.7
Materials	6.8
Utilities	2.5
Total	98.8%

JOHCM FUNDS TRUST
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	93.3%
Brazil	5.9%
Ambev S.A.(a)		30,000	$84,313
Banco BTG Pactual S.A.(a)		20,600	159,331
Braskem S.A.(a)		5,000	22,307
JBS S.A.		17,000	86,310
Localiza Rent a Car S.A.(a)		4,012	52,528
NU Holdings Ltd. - Class A(a)		2,500	20,825
			425,614
Canada	1.4%
Fairfax India Holdings Corp.(a)(b)		6,700	101,840
China	17.0%
Alibaba Group Holding Ltd.		22,000	212,999
Centre Testing International Group Co. Ltd. - Class A		30,000	59,784
Kingboard Holdings Ltd.		23,000	55,022
Kingdee International Software Group Co. Ltd.(a)		60,000	87,443
Kingsoft Corp. Ltd.		18,000	55,555
NetEase, Inc.		15,500	279,093
Tencent Holdings Ltd.		8,200	308,321
Topsports International Holdings Ltd.(b)		110,000	85,650
Zijin Mining Group Co. Ltd. - Class H		50,000	81,450
			1,225,317
Czech Republic	1.5%
Colt CZ Group S.E.		4,500	106,847
Greece	4.2%
JUMBO S.A.		3,000	83,194
Motor Oil Hellas Corinth Refineries S.A.		4,300	112,788
OPAP S.A.		6,200	105,200
			301,182
Guatemala	1.1%
Millicom International Cellular S.A.(a)		4,450	80,100
Hong Kong	3.1%
Lenovo Group Ltd.		100,000	139,848
Sinotruk Hong Kong Ltd.		42,400	83,187
			223,035
Hungary	2.6%
Richter Gedeon Nyrt		7,500	189,168
India	7.9%
ICICI Bank Ltd. - ADR		9,500	226,480
ICICI Securities Ltd.(b)		6,000	51,770
Indian Energy Exchange Ltd.(b)		20,000	40,378
Reliance Industries Ltd. - GDR(b)		4,000	250,000
			568,628
Indonesia	1.3%
Sarana Menara Nusantara Tbk PT		1,500,000	96,447

JOHCM FUNDS TRUST
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Kazakhstan	1.4%
Kaspi.KZ JSC - REG - GDR		1,100	$101,200
Malaysia	1.2%
Hibiscus Petroleum Bhd.		160,000	88,444
Mexico	4.5%
Becle S.A.B. de C.V.		46,000	90,125
Fibra Uno Administracion S.A. de C.V.		64,000	115,216
Promotora y Operadora de Infraestructura S.A.B. de C.V. - Class L		18,000	121,901
			327,242
Poland	1.2%
Text S.A.		3,000	88,290
Puerto Rico	0.7%
Liberty Latin America Ltd. - Class C(a)		7,000	51,380
South Africa	2.6%
Naspers Ltd. - Class N		1,100	188,099
South Korea	12.9%
Doosan Bobcat, Inc.		1,500	58,430
Fila Holdings Corp.		4,500	134,601
Hugel, Inc.(a)		700	81,000
LG Chem Ltd.		300	115,387
Samsung Electronics Co. Ltd.		6,000	364,181
Shinhan Financial Group Co. Ltd.		4,000	124,015
Value Added Technology Co. Ltd.		2,000	51,497
			929,111
Taiwan	10.1%
Chailease Holding Co. Ltd.		16,269	102,309
E Ink Holdings, Inc.		22,000	141,216
Taiwan Semiconductor Manufacturing Co. Ltd.		25,000	483,049
			726,574
Thailand	2.7%
Bangkok Bank PCL - REG		25,500	116,903
CP ALL PCL - REG		45,000	73,756
			190,659
Turkey	2.6%
KOC Holding A.S.		20,000	96,237
Sok Marketler Ticaret A.S.		50,000	91,538
			187,775
United Kingdom	2.5%
Georgia Capital PLC(a)		9,000	117,243
Investec PLC		9,000	61,007
			178,250
United States	4.5%
MercadoLibre, Inc.(a)		50	78,577
Parade Technologies Ltd.		3,000	117,300

JOHCM FUNDS TRUST
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Tecnoglass, Inc.		1,000	$45,710
Yum China Holdings, Inc.		2,000	84,860
			326,447
Vietnam	0.4%
Vinhomes JSC(a)(b)		14,000	24,928
TOTAL COMMON STOCKS (Cost $6,606,343)			6,726,577
PREFERRED STOCKS	0.3%
Brazil	0.3%
Braskem S.A. - Class A(a)		5,500	24,254
TOTAL PREFERRED STOCKS (Cost $33,038)			24,254
RIGHTS	0.0%
Brazil	0.0%
Localiza Rent a Car S.A.(a)		14	58
TOTAL RIGHTS (Cost $—)			58

SHORT-TERM INVESTMENTS	6.5%
Northern Institutional Treasury Portfolio (Premier Class), 5.22%(c)		470,976	470,976
TOTAL SHORT-TERM INVESTMENTS (Cost $470,976)			470,976
TOTAL INVESTMENTS (Cost $7,110,357)	100.1%		7,221,865
NET OTHER ASSETS (LIABILITIES)	(0.1%)		(10,220)
NET ASSETS	100.0%		$7,211,645

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(c)7-day current yield as of December 31, 2023 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
REG – Registered
At December 31, 2023 the industry sectors (excluding short-term investments) for the TSW Emerging Markets Fund were:
Sector Allocation	% of Net Assets
Communication Services	12.1%
Consumer Discretionary	13.5
Consumer Staples	6.0
Energy	6.3
Financials	16.9
Health Care	4.4
Industrials	8.6
Information Technology	20.5
Materials	3.3
Real Estate	2.0
Total	93.6%

JOHCM FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	88.4%
Asset Management	1.8%
FS KKR Capital Corp. 7.88%, 01/15/29		$150,000	$159,074
Automotive	2.5%
Clarios Global L.P./Clarios U.S. Finance Co. 6.25%, 05/15/26(a)		224,000	224,271
Banking	1.6%
Associated Banc-Corp. 4.25%, 01/15/25		150,000	147,378
Cable & Satellite	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 05/01/32(a)		100,000	85,607
Sirius XM Radio, Inc. 4.00%, 07/15/28(a)		150,000	138,629
			224,236
Commercial Support Services	2.6%
CoreCivic, Inc. 8.25%, 04/15/26		75,000	76,301
GEO Group (The), Inc. 10.50%, 06/30/28		150,000	152,250
			228,551
Construction Materials	3.4%
Eco Material Technologies, Inc. 7.88%, 01/31/27(a)		150,000	150,000
Summit Materials LLC/Summit Materials Finance Corp. 6.50%, 03/15/27(a)		150,000	149,902
			299,902
Consumer Services	1.6%
Upbound Group, Inc. 6.38%, 02/15/29(a)		150,000	140,776
Electrical Equipment	1.7%
WESCO Distribution, Inc. 7.25%, 06/15/28(a)		150,000	154,141
Engineering & Construction	2.2%
Installed Building Products, Inc. 5.75%, 02/01/28(a)		200,000	194,000
Home Construction	1.9%
Forestar Group, Inc. 5.00%, 03/01/28(a)		175,000	168,468
Household Products	2.0%
Edgewell Personal Care Co. 5.50%, 06/01/28(a)		183,000	179,569
Institutional Financial Services	2.3%
StoneX Group, Inc. 8.63%, 06/15/25(a)		200,000	202,044

JOHCM FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Leisure Facilities & Services	14.6%
Carnival Corp. 5.75%, 03/01/27(a)		$150,000	$146,475
Cinemark U.S.A., Inc. 5.88%, 03/15/26(a)		175,000	171,085
Light & Wonder International, Inc. 7.50%, 09/01/31(a)		150,000	156,429
Live Nation Entertainment, Inc. 4.75%, 10/15/27(a)		80,000	76,707
Marriott Ownership Resorts, Inc. 4.75%, 01/15/28		150,000	137,786
NCL Corp. Ltd. 5.88%, 03/15/26(a)		200,000	195,256
Raptor Acquisition Corp./Raptor Co-Issuer LLC 4.88%, 11/01/26(a)		100,000	95,198
Travel + Leisure Co. 6.60%, 10/01/25		175,000	175,159
VOC Escrow Ltd. 5.00%, 02/15/28(a)		150,000	143,881
			1,297,976
Leisure Products	3.4%
Vista Outdoor, Inc. 4.50%, 03/15/29(a)		312,000	304,590
Machinery	1.7%
Regal Rexnord Corp. 6.30%, 02/15/30(a)		150,000	154,085
Oil & Gas Producers	4.3%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/25(a)		100,000	101,296
Permian Resources Operating LLC 9.88%, 07/15/31(a)		250,000	277,813
			379,109
Publishing & Broadcasting	1.8%
Nexstar Media, Inc. 4.75%, 11/01/28(a)		175,000	161,267
Real Estate Investment Trusts	1.7%
RHP Hotel Properties L.P./RHP Finance Corp. 7.25%, 07/15/28(a)		150,000	155,953
Retail - Consumer Staples	3.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 4.63%, 01/15/27(a)		250,000	243,098
Arko Corp. 5.13%, 11/15/29(a)		125,000	107,813
			350,911
Retail - Discretionary	11.6%
Academy Ltd. 6.00%, 11/15/27(a)		100,000	98,191

JOHCM FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
BlueLinx Holdings, Inc. 6.00%, 11/15/29(a)		$150,000	$138,815
Builders FirstSource, Inc. 5.00%, 03/01/30(a)		150,000	144,859
Dillard's, Inc. 7.75%, 07/15/26		175,000	181,948
Foot Locker, Inc. 4.00%, 10/01/29(a)		175,000	144,812
Macy's Retail Holdings LLC 5.88%, 04/01/29(a)		100,000	95,958
Patrick Industries, Inc. 4.75%, 05/01/29(a)		150,000	136,592
Sonic Automotive, Inc. 4.63%, 11/15/29(a)		100,000	91,103
			1,032,278
Software	1.7%
Concentrix Corp. 6.60%, 08/02/28		150,000	154,381
Specialty Finance	11.3%
Burford Capital Global Finance LLC 6.25%, 04/15/28(a)		200,000	191,787
Credit Acceptance Corp. 6.63%, 03/15/26		100,000	99,797
Enova International, Inc. 8.50%, 09/15/25(a)		150,000	147,375
ILFC E-Capital Trust I (Variable, 3M CME Term SOFR +1.81%) 7.19%, 12/21/65(a)		150,000	111,282
PRA Group, Inc. 5.00%, 10/01/29(a)		200,000	164,938
Rithm Capital Corp. 6.25%, 10/15/25(a)		200,000	196,860
World Acceptance Corp. 7.00%, 11/01/26(a)		100,000	90,750
			1,002,789
Transportation & Logistics	3.9%
American Airlines, Inc. 7.25%, 02/15/28(a)		100,000	100,969
GN Bondco LLC 9.50%, 10/15/31(a)		200,000	195,258
United Airlines Holdings, Inc. 4.88%, 01/15/25		50,000	49,380
			345,607
Wholesale - Consumer Staples	0.7%
United Natural Foods, Inc. 6.75%, 10/15/28(a)		75,000	60,716

JOHCM FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Wholesale - Discretionary	1.7%
G-III Apparel Group Ltd. 7.88%, 08/15/25(a)		$150,000	$150,000
TOTAL CORPORATE BONDS (Cost $7,944,291)			7,872,072
FOREIGN ISSUER BONDS	7.0%
Chemicals	1.6%
Methanex Corp. 5.25%, 12/15/29		150,000	144,322
Electric Utilities	1.2%
TransAlta Corp. 7.75%, 11/15/29		100,000	106,114
Metals & Mining	1.9%
First Quantum Minerals Ltd. 6.88%, 10/15/27(a)		200,000	169,969
Transportation & Logistics	2.3%
Stena International S.A. 6.13%, 02/01/25(a)		200,000	198,843
TOTAL FOREIGN ISSUER BONDS (Cost $669,294)			619,248

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	3.3%
Northern Institutional Treasury Portfolio (Premier Class), 5.22%(b)		295,300	295,300
TOTAL SHORT-TERM INVESTMENTS (Cost $295,300)			295,300
TOTAL INVESTMENTS (Cost $8,908,885)	98.7%		8,786,620
NET OTHER ASSETS (LIABILITIES)	1.3%		119,280
NET ASSETS	100.0%		$8,905,900

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(b)7-day current yield as of December 31, 2023 is disclosed.
At December 31, 2023 the TSW High Yield Bond Fund’s investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
BAA	10.2%
BA	42.5
B	39.8
CAA	2.9
Cash equivalents	3.3
Total	98.7%

JOHCM FUNDS TRUST
TSW LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	91.9%
Belgium	3.0%
Anheuser-Busch InBev S.A./N.V. - ADR		17,000	$1,098,540
Germany	3.5%
Bayer A.G. - ADR		137,000	1,264,510
Ireland	2.6%
Willis Towers Watson PLC		4,000	964,800
Japan	4.2%
Nintendo Co. Ltd. - ADR		119,000	1,545,810
United States	78.6%
Alphabet, Inc. - Class C(a)		7,740	1,090,798
Applied Materials, Inc.		4,000	648,280
Arch Capital Group Ltd.(a)		6,000	445,620
Bank of America Corp.		21,000	707,070
Berkshire Hathaway, Inc. - Class B(a)		4,800	1,711,968
Bio-Rad Laboratories, Inc. - Class A(a)		2,000	645,780
Charles Schwab (The) Corp.		8,100	557,280
Chesapeake Energy Corp.		8,000	615,520
Cigna (The) Group		2,709	811,210
Cisco Systems, Inc.		14,000	707,280
Citigroup, Inc.		8,000	411,520
Crown Castle, Inc.		8,000	921,520
CVS Health Corp.		9,200	726,432
Dell Technologies, Inc. - Class C		8,000	612,000
Dominion Energy, Inc.		31,000	1,457,000
FedEx Corp.		3,000	758,910
FleetCor Technologies, Inc.(a)		3,000	847,830
Kinder Morgan, Inc.		62,600	1,104,264
Kraft Heinz (The) Co.		32,100	1,187,058
Liberty Broadband Corp. - Class C(a)		15,100	1,216,909
Liberty Media Corp. - Liberty SiriusXM(a)		22,225	639,636
Lockheed Martin Corp.		1,800	815,832
Lowe's Cos., Inc.		3,000	667,650
McKesson Corp.		2,100	972,258
Merck & Co., Inc.		6,000	654,120
News Corp. - Class A		16,000	392,800
Occidental Petroleum Corp.		16,000	955,360
Pfizer, Inc.		40,700	1,171,753
Post Holdings, Inc.(a)		6,500	572,390
Progressive (The) Corp.		5,600	891,968
Regeneron Pharmaceuticals, Inc.(a)		1,100	966,119
RTX Corp.		9,000	757,260
TJX Cos. (The), Inc.		3,000	281,430

JOHCM FUNDS TRUST
TSW LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Wells Fargo & Co.		20,000	$984,400
Williams Cos. (The), Inc.		29,325	1,021,390
			28,928,615
TOTAL COMMON STOCKS (Cost $27,463,607)			33,802,275

SHORT-TERM INVESTMENTS	8.0%
Northern Institutional Treasury Portfolio (Premier Class), 5.22%(b)		2,936,584	2,936,584
TOTAL SHORT-TERM INVESTMENTS (Cost $2,936,584)			2,936,584
TOTAL INVESTMENTS (Cost $30,400,191)	99.9%		36,738,859
NET OTHER ASSETS (LIABILITIES)	0.1%		52,478
NET ASSETS	100.0%		$36,791,337

(a)Non-income producing security.
(b)7-day current yield as of December 31, 2023 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
At December 31, 2023 the industry sectors (excluding short-term investments) for the TSW Large Cap Value Fund were:
Sector Allocation	% of Net Assets
Communication Services	13.3%
Consumer Discretionary	2.6
Consumer Staples	7.7
Energy	10.1
Financials	20.3
Health Care	19.6
Industrials	6.4
Information Technology	5.4
Real Estate	2.5
Utilities	4.0
Total	91.9%